Concentrations of Credit and Market Risk (Tables)	12 Months Ended
Dec. 31, 2014
Risks and Uncertainties [Abstract]
Percentage of Revenues Earned from Customers
During the years ended December 31, 2014, 2013 and 2012, the percentage of revenues earned from our clients was as follows:

	Years Ended December 31,
	2014	2013	2012
Chevron	67.4%	55.6%	45.0%
Total	17.3%	22.6%	32.9%
Petrobras	15.3%	21.8%	22.1%